Offerings - Offering: 1	Aug. 26, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0135 per share
Amount Registered | shares	314,859
Proposed Maximum Offering Price per Unit	6.9425
Maximum Aggregate Offering Price	$ 2,185,908.61
Fee Rate	0.01531%
Amount of Registration Fee	$ 334.67
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional ordinary shares, par value $0.0135 per share ("ordinary shares"), of Silexion Therapeutics Corp that may be offered or become issuable by reason of any share dividend, share split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding ordinary shares.
(2) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act and based upon the average of the high and low sales prices of the ordinary shares as reported on the Nasdaq Capital Market on August 22, 2025.
(3) Consists of (i) 304,212 ordinary shares issuable upon the exercise of new warrants issued to certain holders in connection with the warrant exercise inducement transaction, and (ii) 10,647 ordinary shares issuable upon the exercise of new warrants issued to the placement agent in connection with the warrant exercise inducement transaction.